Transactions with related parties - Description (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amounts receivable	R$ 2,111,067	R$ 2,453,534
Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	640,373	652,872
Other related parties
Disclosure of transactions between related parties [line items]
Amounts receivable	620,131	1,860,959
Other related parties | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	R$ 620,131	R$ 632,408